SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Accounts receivable net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Balance at December 31, beginning of the year	¥ 0	¥ 0
Provision for doubtful accounts	429	0
Write-Offs	0	0
Balance at December 31, end of the year	¥ 429	¥ 0